CERTIFICATION OF
                          STRONG EQUITY FUNDS II, INC.
                       on behalf of the following series:
                            Strong All Cap Value Fund
                           Strong Multi Cap Value Fund
                         Strong Small Company Value Fund
                           Strong Strategic Value Fund


STRONG EQUITY FUNDS II, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong All Cap Value Fund, Multi Cap Value Fund, Small Company Value Fund, and Strategic Value Fund's Prospectus and Statement of Additional Information each dated May 1, 2002 filed by the Registrant pursuant to Post-Effective Amendment No. 28 (File No. 2-99752; 811-4384), which was filed with the Securities and Exchange Commission on April 29, 2002 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of the Strong All Cap Value Fund, Multi Cap Value Fund, Small Company Value Fund, and Strategic Value Fund's Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5. The text of the Post-Effective Amendment has been filed electronically.


                                          STRONG EQUITY FUNDS II, INC.




                                            BY:  /s/ Susan A. Hollister
                                            ___________________________
                                          Susan A. Hollister
                                          Title: Vice President and Assistant
                                                 Secretary



Dated:  May 3, 2002